SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, except for below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 27, 2022, the Company held a special meeting of the Company’s stockholders (the “Extension Meeting”). At the Extension Meeting, the Company’s stockholders approved to extend the date by which the Company must consummate its initial business combination from February 18, 2022 to August 18, 2022. As part of the meeting, Stockholders holding 10,946,369 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account, amounting to approximately $109,469,789 removed from the Company’s trust account to pay such stockholders.